Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jun. 03, 2020 USD ($) $ / shares shares	Apr. 11, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)	Apr. 15, 2019 $ / shares shares	Apr. 01, 2019 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Voting ownership interest			50.00%	50.00%
Ownership percentage			100.00%	100.00%
Common stock shares (in Shares) | shares	5,000,004							4,000,008
Common stock price per share (in Dollars per share) | $ / shares	$ 2							$ 2.5
Gross proceeds	$ 10,000,008	$ 10,000,020
Aforementioned bank credit line for further borrowing			$ 2,350,000
Obtained credit line amount			7,653,850	¥ 50,000,000
Cash			35,339,577
Current assets			75,451,894		$ 72,234,243
Total current liabilities			74,448,396
Working capital			1,003,498
Impairment charges			228,506			$ 628,192
Forest land use rights impairment			$ 148,795
VAT percentage			17.00%	17.00%
Advertising and promotion costs			$ 355,078		309,446	$ 262,553
Foreign currency translation, description			The balance sheet amounts, with the exception of equity, at March 31, 2022 and 2021 were translated at 1 USD to 6.3393 RMB and at 1 USD to 6.5594 RMB, respectively. The average translation rates applied to income and cash flow statement amounts for years ended March 31, 2022 and 2021 were at 1 USD to 6.4180 RMB and at 1 USD to 6.7722 RMB, respectively.	The balance sheet amounts, with the exception of equity, at March 31, 2022 and 2021 were translated at 1 USD to 6.3393 RMB and at 1 USD to 6.5594 RMB, respectively. The average translation rates applied to income and cash flow statement amounts for years ended March 31, 2022 and 2021 were at 1 USD to 6.4180 RMB and at 1 USD to 6.7722 RMB, respectively.
Insurance covered by own bank			$ 79,600				¥ 500,000			$ 79,600	¥ 500,000
Deposits			35,283,936		$ 34,602,819
Concentration Risk, Percentage					42.90%
Retained earnings			$ 421,675						$ 422,354
Weighted average remaining lease term			2 years 6 months				2 years 6 months
Cost of Goods, Total [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of vendors			2	2	2
Vendors percentage			40.20%	40.20%
Advances to Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of vendors			2	2	2
Drugstore Leases [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of agreement for operating leases			3 years				3 years
Drugstore Leases [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of agreement for operating leases			10 years				10 years